Fair Value of Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Financial Assets Measured at Fair Value on Recurring Basis
The following tables present information about the Company’s financial assets that are measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	Fair Value Measurements as of December 31, 2022 using:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$31,189	$—	$—	$31,189
Marketable securities:
U.S. Treasury notes	—	49,367	—	49,367
U.S. government agency bonds	—	10,773	—	10,773
Corporate bonds	$—	$13,773	$—	13,773

	$31,189	$73,913	$—	$105,102

	Fair Value Measurements as of December 31, 2021 using:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$20,309	$—	$—	$20,309
Marketable securities:
U.S. Treasury notes	—	77,362	—	77,362
U.S. government agency bonds	—	20,742	—	20,742

	$20,309	$98,104	$—	$118,413